Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 253,748	¥ 291,778
Prior service credit	(117,633)	(130,712)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	136,115	161,066
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	50,417	16,095
Prior service credit	(261)	(345)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 50,156	¥ 15,750